As filed with the Securities and Exchange Commission on April 30, 2004
                                     Investment Company Act file number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                          Short Term Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 08/31
Date of reporting period: 02/29/2004

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
SHORT TERM                                  600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================

Dear Shareholder:

We are pleased to present the semi-annual report of Short Term Income Fund, Inc. for the period September 1, 2003 through February 29, 2004.

The Fund's Money Market Portfolio had 11,200 shareholders and net assets of $1,176,797,913 as of February 29, 2004. The Government Portfolio had 4,488 shareholders and net assets of $528,801,132 as of February 29, 2004.

Effective May 1, 2004, the Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The posting of the schedule of portfolio holdings will be delayed at least 5 days after the date of the schedule. The Fund may terminate or modify this policy at any time without further notice to shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,
\s\Steven W. Duff
Steven W. Duff
President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 29, 2004
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Commercial Paper (27.24%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Clipper Receivables Corporation                                 03/01/04            1.04%      $  25,000,000
    36,100,000  Fountain Square Commercial Funding                              05/20/04            1.04          36,016,569
    25,000,000  General Electric Capital Corporation                            06/02/04            1.16          24,925,729
    30,000,000  Greyhawk Funding                                                05/21/04            1.04          29,929,800
    10,000,000  HBOS Treasury Services                                          03/03/04            1.10           9,999,389
    35,000,000  HBOS Treasury Services                                          03/19/04            1.10          34,980,750
    10,000,000  HBOS Treasury Services                                          08/13/04            1.09           9,950,271
    30,000,000  Lexington Parker Capital                                        03/01/04            1.16          30,000,000
    25,000,000  Long Lane Master Trust IV - Series A (a)                        03/17/04            1.04          24,988,445
    15,000,000  Societe Generale North America                                  03/22/04            1.03          14,991,075
    30,000,000  Societe Generale North America                                  09/02/04            1.10          29,831,958
    30,000,000  Special Purpose Accounts Receivable                             03/26/04            1.05          29,978,125
    20,000,000  Superior Funding Capital Corporation                            03/10/04            1.07          19,994,650
--------------                                                                                                 -------------
   321,100,000  Total Commercial Paper                                                                           320,586,761
--------------                                                                                                 -------------

Domestic Certificate of Deposit (1.70%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Harris Trust & Savings Bank                                     03/01/04            1.33%      $  20,000,000
--------------                                                                                                 -------------
    20,000,000  Total Domestic Certificate of Deposit                                                             20,000,000
--------------                                                                                                 -------------

Floating Rate Securities (13.17%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  Abbey National PLC (b)                                          03/08/04            1.30%      $  39,999,924
    30,000,000  Bank of America (c)                                             01/28/05            1.05          30,000,000
    30,000,000  Equitable Life Assurance Society with J.P. Morgan Chase (d)     03/22/04            1.13          30,000,000
    15,000,000  General Electric Capital Corporation
                Extendible Monthly Security (e)                                 03/17/05            1.17          15,000,000
    20,000,000  Mt. Vernon Phenol Plant Partnership with J.P. Morgan Chase (f)
                Guaranteed by General Electric Company                          05/19/04            1.11          20,000,000
    20,000,000  Royal Bank of Canada (g)                                        09/13/04            1.07          19,997,097
--------------                                                                                                 -------------
   155,000,000  Total Floating Rate Securities                                                                   154,997,021
--------------                                                                                                 -------------

Foreign Commercial Paper (14.39%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Alliance & Leicester PLC                                        06/08/04            1.20%      $  19,934,385
    20,000,000  Alliance & Leicester PLC                                        07/15/04            1.09          19,918,778

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Foreign Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Banco Bilbao Vizcaya Argentaria, S.A.                           04/02/04            1.12%      $  29,970,400
    25,000,000  Banco Bilbao Vizcaya Argentaria, S.A.                           05/13/04            1.05          24,946,771
    30,000,000  Danske Corporation                                              07/09/04            1.09          29,883,000
    25,000,000  Danske Corporation                                              11/19/04            1.16          24,789,965
    20,000,000  National Bank of New Zealand                                    08/03/04            1.09          19,906,569
--------------                                                                                                 -------------
   170,000,000  Total Foreign Commercial Paper                                                                   169,349,868
--------------                                                                                                 -------------

Letter of Credit Commercial Paper (13.35%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Banco Bradesco S.A.
                LOC Banco Santander                                             06/14/04            1.21%      $  29,895,000
    30,000,000  Banco Cuscatlan, S.A.
                LOC ING Bank NV                                                 04/05/04            1.08          29,968,500
    30,000,000  Banco Rio de La Plata S.A.
                LOC Banco Santander                                             03/18/04            0.98          29,986,258
    32,000,000  Dean Health System Inc.
                LOC Marshall & Ilsley                                           03/11/04            1.05          31,990,667
    35,200,000  Vermont EDA - Series A
                LOC First Union National Bank                                   04/06/04            1.12          35,200,000
--------------                                                                                                 -------------
   157,200,000  Total Letter of Credit Commercial Paper                                                          157,040,425
--------------                                                                                                 -------------

Other Notes (2.23%)
------------------------------------------------------------------------------------------------------------------------------------
$    6,210,000  City of Madison, WI - Series 2003                               07/01/04            1.45%      $   6,210,000
    20,000,000  Winston-Salem, NC COPS                                          04/08/04            1.07          20,000,000
--------------                                                                                                 -------------
    26,210,000  Total Other Notes                                                                                 26,210,000
--------------                                                                                                 -------------

Repurchase Agreement (1.78%)
------------------------------------------------------------------------------------------------------------------------------------
$   21,000,000  Bank of America, Repurchase proceeds at maturity $21,001,785
                (Collateralized by $21,034,771, GNMA, 0.000% to 6.000%,
                due 08/20/27 to 02/20/34, value $21,420,000)                    03/01/04            1.02%      $  21,000,000
--------------                                                                                                 -------------
    21,000,000  Total Repurchase Agreement                                                                        21,000,000
--------------                                                                                                 -------------

U.S. Government Agency Discount Note (0.84%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Federal Home Loan Mortgage Corporation                          11/04/04            1.41%      $   9,904,244
--------------                                                                                                 -------------
    10,000,000  Total U.S. Government Agency Discount Note                                                         9,904,244
--------------                                                                                                 -------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 29, 2004
(UNUADITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
U.S. Government Agency Medium Term Note (2.55%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Federal National Mortgage Association                           12/08/04            1.62%      $  30,000,000
--------------                                                                                                 -------------
    30,000,000  Total U.S. Government Agency Medium Term Note                                                     30,000,000
--------------                                                                                                 -------------

Variable Rate Demand Instruments (17.36%)
------------------------------------------------------------------------------------------------------------------------------------
$    2,790,000  Ali Industries Inc. Project (h)
                LOC National City Bank, Northwest                               07/01/10            1.15%      $   2,790,000
     5,500,000  Allegheny County, PA (Union Electric Steel Corporation) (h)
                LOC PNC Bank, N.A.                                              11/01/27            1.15           5,500,000
     1,925,000  ARS Development Project (h)
                LOC National City Bank, Northwest                               09/01/21            1.15           1,925,000
     1,330,000  B & V Land Company, L.L.C. (h)
                LOC First Michigan Bank                                         09/01/27            1.23           1,330,000
     1,630,000  Bank of Kentucky Building (h)
                LOC Firstar Bank                                                12/01/19            1.24           1,630,000
     3,250,000  Bollman Capital, L.L.C. - Series 1996A (h)
                LOC National City Bank/Michigan National Bank                   12/15/26            1.15           3,250,000
       620,000  Burgess & Niple Limited (h)
                LOC National City Bank, Northwest                               09/01/14            1.15             620,000
     1,275,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project) (h)
                LOC National City Bank, Northwest                               09/01/08            1.20           1,275,000
       723,000  Capital One Funding Corporation Floating Rate Option Notes -
                Series 1997D (h)
                LOC Bank One                                                    07/02/18            1.11             723,000
    13,000,000  City and County of San Francisco (h)
                LOC Bayerische Hypovereinsbank, A.G.                            07/01/34            1.19          13,000,000
    10,000,000  Columbus, GA Development Authority (Foundry Project) (h)
                LOC Bank of Nova Scotia                                         12/01/19            1.15          10,000,000
     1,305,000  Community Limited Care (h)
                LOC Fifth Third Bank                                            12/01/12            1.19           1,305,000
     1,065,000  Crownover Lumber Company (h)
                LOC Fifth Third Bank                                            09/01/08            1.19           1,065,000
       745,000  Crownover Lumber Company (h)
                LOC Fifth Third Bank                                            09/01/08            1.24             745,000
     2,500,000  Defiance Metal Products Company (h)
                LOC National City Bank, Northwest                               09/01/09            1.15           2,500,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    4,030,000  Dickenson Press, Inc. - Series 1997 (h)
                LOC First Michigan Bank                                         01/01/27            1.23%      $   4,030,000
     1,000,000  Dormont Manufacturing Company, Inc. (i)
                LOC PNC Bank, N.A.                                              03/01/08            1.13           1,000,000
     8,700,000  DP Fox Capital, L.L.C. (h)
                LOC Michigan National Bank                                      09/01/29            1.18           8,700,000
     1,386,000  Erie Funding I - Series 1989 (h)
                Guaranteed by Federal Home Loan Bank                            11/01/16            1.15           1,386,000
     3,030,000  Frank J. Catanzaro Sons and Daughters (h)
                LOC Firstar Bank                                                01/01/15            1.16           3,030,000
     1,550,000  Gesmundo & Associates, Inc. (h)
                LOC National City Bank, Northwest                               08/15/27            1.12           1,550,000
     1,355,000  Graves Lumber, Inc. Project (h)
                Guaranteed by Federal Home Loan Bank                            11/01/10            1.15           1,355,000
       560,000  Jake Sweeney Automotive, Inc. (h)
                LOC Firstar Bank                                                04/01/10            1.16             560,000
     1,405,000  KBL Capital Fund, Inc. (h)
                LOC Old Kent Bank & Trust Co.                                   07/01/15            1.13           1,405,000
     1,340,000  Labelle Capital Funding - Series A (h)
                LOC National City Bank, Northwest                               09/01/26            1.18           1,340,000
     1,200,000  Lam Funding, L.L.C. (h)
                LOC National City Bank, Northwest                               12/15/27            1.12           1,200,000
     8,835,000  Lexington Financial Health Care RB - Series 2001 (h)
                LOC LaSalle National Bank                                       02/01/26            1.19           8,835,000
     2,930,000  LKWP Investments, L.L.C. (h)
                LOC First Michigan Bank                                         03/01/27            1.23           2,930,000
       930,000  Machining Center (h)
                LOC Comerica Bank                                               10/01/27            1.23             930,000
       975,000  Madison, WI Community Development Authority RDA
                (Block 90 Project) (h)
                LOC US Bank, N.A.                                               10/01/08            1.23             975,000
     3,575,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) (h)
                LOC First Union National Bank                                   07/01/29            1.10           3,575,000
     1,385,000  Miami Valley Realty Associates (h)
                LOC Key Bank, N.A.                                              06/01/12            1.24           1,385,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 29, 2004
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    3,175,000  Mobile Airport (h)
                LOC Regions Bank                                                10/01/24            1.11%      $   3,175,000
    14,685,000  Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex) (h)
                LOC Amsouth Bank, N.A.                                          06/01/20            1.10          14,685,000
       945,000  Mount Carmel East Professional Office Building - Series 1994 (h)
                LOC National City Bank, Northwest                               01/01/14            1.15             945,000
     1,305,000  Mount Carmel Partnership Project (h)
                LOC National City Bank, Northwest                               08/01/14            1.15           1,305,000
     3,420,000  Mount Ontario Holdings, L.L.C. (j)
                LOC Firstar Bank                                                04/01/21            1.07           3,420,000
       430,000  Mubea, Inc. Project (h)
                LOC Fifth Third Bank                                            12/01/04            1.15             430,000
     5,000,000  New Jersey EDA Thermal Energy Facilities RB (Marina Energy) (h)
                LOC First Union National Bank                                   09/01/21            1.09           5,000,000
     4,600,000  New York State HFA (Kew Gardens Hills) - Series 2003B (h)
                Collateralized by Federal National Mortgage Association         05/15/36            1.09           4,600,000
     8,000,000  Newport, KY Industrial Building RB
                (Aquarium Holdings Project) (h)
                LOC Fifth Third Bank                                            12/01/08            1.12           8,000,000
     3,730,000   Ohio State Water Development Authority RB
                (Independence Excavating, Inc.) (h)
                LOC National City Bank, Northwest                               12/01/09            1.15           3,730,000
     3,685,000  Ordeal Properties, L.L.C. (h)
                LOC Key Bank, N.A.                                              10/01/12            1.15           3,685,000
    11,300,000  PRD Financial, L.L.C. (h)
                LOC National City Bank, Northwest                               04/01/27            1.12          11,300,000
     2,150,000  Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999 (h)
                Guaranteed by Federal National Mortgage Association             05/15/29            1.12           2,150,000
    10,000,000  Sea Island Company & Sea Island Coastal Properties, L.L.C. -
                Series 2003B (h)
                LOC Columbus Bank & Trust Company                               04/01/23            1.15          10,000,000
       715,000  SGS Tool Company - Series 1996 (h)
                LOC National City Bank, Northwest                               06/01/06            1.18             715,000
     3,180,000  Shelburne Realty & Troy Realty (h)
                LOC National City Bank, Northwest                               04/01/17            1.15           3,180,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,800,000  Soaring Eagle Partners L.P. (h)
                LOC PNC Bank, N.A.                                              10/01/12            1.15%     $    1,800,000
    14,080,000  Southwestern Group, Limited Project (h)
                LOC Firstar Bank                                                07/01/21            1.14          14,080,000
     2,000,000  State of Texas Veterans' Hospital (h)                           12/01/09            1.06           2,000,000
     5,900,000  Stonegate Partners I, L.L.C.
                (Stonegate Partners Project) - Series 2002 (h)
                LOC US Bank, N.A.                                               06/01/34            1.15           5,900,000
     5,015,000  Tom Richards, Inc. (Team Land, L.L.C./Team Industries) (h)
                Guaranteed by Federal Home Loan Bank                            12/01/16            1.15           5,015,000
     1,415,000  UAI Technologies, Inc. - Series 1998 (h)
                LOC First Union National Bank                                   05/01/18            1.16           1,415,000
     1,160,000  Valley City Linen Co. (h)
                LOC First Michigan Bank                                         02/01/27            1.23           1,160,000
     4,795,000  Wise Investments, L.L.C. (h)
                LOC National City Bank, Northwest                               11/01/27            1.12           4,795,000
--------------                                                                                                --------------
   204,329,000  Total Variable Rate Demand Instruments                                                           204,329,000
--------------                                                                                                --------------
Yankee Certificates of Deposit (5.10%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Credit Agricole Indosuez                                        04/15/04            1.31%     $   30,000,000
    15,000,000  Toronto Dominion Bank                                           03/18/04            1.27          15,000,105
    15,000,000  Union Bank of Switzerland                                       03/15/04            1.11          14,999,929
--------------                                                                                                --------------
    60,000,000  Total Yankee Certificates of Deposit                                                              60,000,034
--------------                                                                                                --------------
                Total Investments (99.71%) (cost $1,173,417,353+)                                              1,173,417,353
                Cash and other assets, net of liabilities (0.29%)                                                  3,380,560
                                                                                                              --------------
                Net Assets (100.00%)                                                                          $1,176,797,913
                                                                                                              ==============
                Net Asset Value, offering and redemption price per share:
                Class A shares,         356,841,882 shares outstanding (Note 3)                               $         1.00
                                                                                                              ==============
                Class B shares,         677,777,702 shares outstanding (Note 3)                               $         1.00
                                                                                                              ==============
                First Southwest shares, 142,178,329 shares outstanding (Note 3)                               $         1.00
                                                                                                              ==============

                + Aggregate cost for federal income tax purpose is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 29, 2004
(UNAUDITED)
================================================================================
FOOTNOTES:

(a)  Guaranteed by Fleet Bank through Swap Agreement.

(b)  The interest rate changes daily based upon Prime minus 2.96%.

(c)  The interest rate changes daily based upon Prime minus 2.95%.

(d)  The  interest  rate is  adjusted  quarterly  based on one month  LIBOR plus
     0.04%.

(e)  The interest rate changes monthly based upon one month LIBOR plus 0.03%.

(f)  The interest rate is adjusted monthly based on one month LIBOR plus 0.02%.

(g)  The interest rate is adjusted monthly based on one month LIBOR minus 0.05%.

(h) Securities payable on demand at par including accrued interest (with seven days notice). Interest is adjusted weekly.

(i) Securities payable on demand at par including accrued interest (with thirty days notice). Interest is adjusted monthly.

(j) Securities payable on demand at par including accrued interest (with one day notice). Interest is adjusted daily.

KEY:
COPS     =    Certificates of Participation                 LOC      =    Letter of Credit
EDA      =    Economic Development Authority                RB       =    Revenue Bond
GNMA     =    Government National Mortgage Association      RDA      =    Revenue Development Authority
HFA      =    Housing Finance Authority

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 29, 2004
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Repurchase Agreements (55.97%)
------------------------------------------------------------------------------------------------------------------------------------
$  130,000,000  Bank of America, Repurchase proceeds at maturity $130,011,050
                (Collateralized by $344,394,459, GNMA, 0.000% to 6.500%,
                due 08/26/23 to 09/16/38, value $132,600,000)                     03/01/04          1.02%     $  130,000,000
   125,000,000  Bear, Stearns & Co., Repurchase proceeds at maturity
                $125,010,729 (Collateralized by $220,991,301, GNMA, 3.000%
                to 10.000%, due 06/15/07 to 02/20/34, value $127,500,406)         03/01/04          1.03         125,000,000
    16,000,000  J.P. Morgan Securities, Inc., Repurchase proceeds at maturity
                $16,001,347 (Collateralized by $44,122,339, GNMA, 6.000%
                to 7.500%, due 01/15/28 to 10/15/33, value $16,320,383)           03/01/04          1.01          16,000,000
    25,000,000  UBS Paine Webber, Repurchase proceeds at maturity
                $25,002,104 (Collateralized by $25,219,899, GNMA, 3.500%
                to 4.000%, due 10/20/33 to 01/20/34, value $25,501,756)           03/01/04          1.01          25,000,000
--------------                                                                                                --------------
   296,000,000  Total Repurchase Agreements                                                                      296,000,000
--------------                                                                                                --------------

U.S. Government Obligations (43.42%)
------------------------------------------------------------------------------------------------------------------------------------
$   80,000,000  U.S. Treasury Bill                                                03/04/04          0.88%     $   79,994,177
    20,000,000  U.S. Treasury Note, 3.375%                                        04/30/04          1.26          20,068,159
    20,000,000  U.S. Treasury Note, 3.250%                                        05/31/04          1.18          20,101,193
    15,000,000  U.S. Treasury Note, 2.875%                                        06/30/04          1.01          15,091,073
    15,000,000  U.S. Treasury Note, 6.000%                                        08/15/04          1.07          15,333,585
    16,000,000  U.S. Treasury Note, 2.125%                                        08/31/04          1.30          16,064,124
    10,000,000  U.S. Treasury Note, 5.875%                                        11/15/04          1.10          10,333,556
    10,000,000  U.S. Treasury Note, 5.875%                                        11/15/04          1.36          10,314,877
    20,000,000  U.S. Treasury Note, 5.875%                                        11/15/04          1.45          20,638,202
    21,000,000  U.S. Treasury Note, 5.875%                                        11/15/04          1.45          21,648,950
--------------                                                                                                --------------
   227,000,000  Total U.S. Government Obligations                                                                229,587,896
--------------                                                                                                --------------
                Total Investments (99.39%) (cost $525,587,896+)                                                  525,587,896
                Cash and other assets, net of liabilities (0.61%)                                                  3,213,236
                                                                                                              --------------
                Net Assets (100.00%)                                                                          $  528,801,132
                                                                                                              ==============
                Net Asset Value, offering and redemption price per share:
                Class A shares, 212,171,492 shares outstanding (Note 3)                                       $         1.00
                                                                                                              ==============
                Class B shares, 316,629,640 shares outstanding (Note 3)                                       $         1.00
                                                                                                              ==============

                + Aggregate cost for federal income tax purpose is identical.

KEY:
GNMA     =    Government National Mortgage Association

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 29, 2004
================================================================================

                                                                       Money Market                U.S. Government
                                                                         Portfolio                     Portfolio
                                                                   ---------------------       -----------------------
INVESTMENT INCOME
Income:
  Interest......................................................   $           7,179,198       $             3,006,142
                                                                   ---------------------       -----------------------
Expenses: (Note 2)
  Investment management fee.....................................               1,838,428                       729,055
  Administration fee............................................               1,313,163                       586,299
  Distribution fee (First Southwest shares).....................                 161,734                       -0-
  Shareholder servicing fee (Class A)...........................                 466,424                       285,386
  Shareholder servicing fee (First Southwest shares)............                 161,734                       -0-
  Custodian expenses............................................                  25,206                        17,500
  Shareholder servicing and related shareholder expenses+.......                 326,870                       172,059
  Legal, compliance and filing fees.............................                 143,322                        64,122
  Audit and accounting..........................................                  71,015                        61,608
  Directors' fees...............................................                  16,616                         8,366
  Miscellaneous.................................................                  26,664                        15,570
                                                                   ---------------------       -----------------------
      Total expenses............................................               4,551,176                     1,939,965
      Less:  Fees waived (First Southwest shares)...............  (               38,816)                      -0-
             Expenses paid indirectly...........................  (                2,729)     (                  1,036)
                                                                   ---------------------       -----------------------
      Net expenses..............................................               4,509,631                     1,938,929
                                                                   ---------------------       -----------------------
Net investment income...........................................               2,669,567                     1,067,213
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments................................                   6,622                            67
                                                                   ---------------------       -----------------------
Increase in net assets from operations..........................   $           2,676,189       $             1,067,280
                                                                   =====================       =======================

+ Includes class specific transfer agency expenses of $93,293 and $173,516 for the Money Market Portfolio Class A and Class B shares, respectively and $55,147 and $90,770 for the U.S. Government Portfolio Class A and Class B shares, respectively.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                    Money Market Portfolio                U.S. Government Portfolio
                                             -----------------------------------    -----------------------------------
                                             Six Months Ended         Year          Six Months Ended         Year
                                             February 29, 2004        Ended         February 29, 2004        Ended
                                                (Unaudited)      August 31, 2003       (Unaudited)      August 31, 2003
                                             ----------------    ---------------    ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income...................  $      2,669,567    $    10,626,111    $      1,067,213    $     4,588,675
   Net realized gain on investments........             6,622            -0-                      67              1,011
                                             ----------------    ---------------    ----------------    ---------------
   Increase in net assets from operations..         2,676,189         10,626,111           1,067,280          4,589,686
Dividends to shareholders:
   Net investment income
      Class A..............................  (        539,882)   (     2,163,819)   (        271,875)   (     1,449,885)
      Class B..............................  (      2,033,312)   (     7,839,415)   (        795,338)   (     3,138,790)
      First Southwest shares...............  (         96,373)   (       622,877)            -0-                -0-
Net realized gain on investments:
      Class A..............................  (          1,941)           -0-        (             30)   (           371)
      Class B..............................  (          4,057)           -0-        (             37)   (           640)
      First Southwest shares...............  (            624)           -0-                 -0-                -0-
Capital share transactions (Note 3):
      Class A..............................  (     32,876,007)        67,336,435    (     24,759,406)   (     4,974,883)
      Class B..............................  (    181,166,005)        20,879,982    (     14,499,982)   (    69,703,473)
      First Southwest shares...............        11,749,509          3,347,364             -0-                -0-
                                             ----------------    ---------------    ----------------    ---------------
      Total (decrease) increase............  (    202,292,503)        91,563,781    (     39,259,388)   (    74,678,356)
Net assets:
      Beginning of period..................     1,379,090,416      1,287,526,635         568,060,520        642,738,876
                                             ----------------    ---------------    ----------------    ---------------
      End of period........................  $  1,176,797,913    $ 1,379,090,416    $    528,801,132    $   568,060,520
                                             ================    ===============    ================    ===============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies

Short Term Income Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has three classes of stock authorized, Class A, Class B and First Southwest Prime Income Fund (First Southwest shares). The U.S. Government Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio, and the First Southwest shares of the Money Market Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the share classes of each portfolio represent the same interest in the income and assets of their respective portfolios. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b)   Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2.   Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus ..29% of such assets
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued)

in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million.

The Manager has agreed to reimburse the Fund for its net operating expenses (exclusive of taxes, brokerage, interest and extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the period ended February 29, 2004.

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of 1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the First Southwest shares of the Money Market Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares and the First Southwest shares of the Money Market Portfolio. In addition, the Distributor receives .25% per annum in Distribution fees of the First Southwest shares' average daily net assets.

For the period ended February 29, 2004, the Distributor voluntarily waived the following fees:

                                                   Money Market Portfolio
                                                   ----------------------
Distribution fees - First Southwest shares               $ 38,816


Fees are paid to Directors who are unaffiliated with the Manager on the basis of $8,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $281,835 and $140,379 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich &Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $73 and $49 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.

Included in the Statement of Operations under the caption "Custodian expenses" are expense offsets of $2,656 and $987 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
3. Capital Stock

At February 29, 2004, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,176,797,913 and $528,801,132, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Money Market Portfolio                  U.S. Government Portfolio
                                         -----------------------------------       ------------------------------------
                                         Six Months Ended                          Six Months Ended
                                         February 29, 2004      Year Ended         February 29, 2004       Year Ended
                                           (Unaudited)       August 31, 2003         (Unaudited)        August 31, 2003
                                         ---------------     ---------------        --------------      ---------------
Class A shares
--------------

Sold..................................     1,012,239,597       1,245,427,516             415,381,555        621,576,820
Issued on reinvestment of dividends...           491,744           1,998,024                 190,563            920,924
Redeemed..............................   ( 1,045,607,348)    ( 1,180,089,105)      (     440,331,524)  (    627,472,627)
                                          --------------      --------------        ----------------    ---------------
Net (decrease) increase...............   (    32,876,007)         67,336,435       (      24,759,406)  (      4,974,883)
                                          ==============      ==============        ================    ===============

Class B shares
--------------

Sold..................................       817,172,580       1,452,559,431             779,700,184      1,169,678,184
Issued on reinvestment of dividends...         2,080,451           8,065,444                 801,003          3,283,872
Redeemed..............................   ( 1,000,419,036)    ( 1,439,744,893)      (     795,001,169)  (  1,242,665,529)
                                          --------------      --------------        ----------------    ---------------
Net (decrease) increase...............   (   181,166,005)         20,879,982       (      14,499,982)  (     69,703,473)
                                          ==============      ==============        ================    ===============

First Southwest shares
----------------------

Sold..................................        78,193,861         145,272,898
Issued on reinvestment of dividends...            96,420             616,905
Redeemed..............................   (    66,540,772)    (   142,542,439)
                                          --------------      --------------
Net increase..........................        11,749,509           3,347,364
                                          ==============      ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
4.   Tax Information
The tax character of all distributions paid by the Portfolios during the years ended August 31, 2003 and 2002 were ordinary income.

At August 31, 2003, the Money Market Portfolio and U.S. Government Portfolio had undistributed income of $198,065 and $93,540 respectively, for income tax purposes included in dividends payable.

5.   Financial Highlights


                                                                                   Money Market Portfolio
Class A shares                                  Six Months Ended                    Year Ended August 31,
--------------                                 February 29, 2004  --------------------------------------------------------------
                                                 (Unaudited)         2003         2002         2001         2000         1999
                                                 -----------      ---------    ---------    ---------    ---------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $    1.00
                                                  ---------       ---------    ---------    ---------    ---------    ----------
Income from investment operations:
   Net investment income.......................       0.001           0.006        0.014        0.045        0.050         0.042
Less distributions:
   Dividends from net investment income........   (   0.001)      (   0.006)   (   0.014)   (   0.045)   (   0.050)   (    0.042)
                                                   --------        --------     --------     --------     --------     ---------
Net asset value, end of period.................   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $    1.00
                                                  =========       =========    =========    =========    =========    ==========
Total Return...................................       0.14%(a)        0.63%        1.44%        4.59%        5.16%         4.30%
Ratios/Supplemental Data
Net assets, end of period (000)................   $ 356,842       $ 389,718    $ 322,381    $ 675,289    $ 940,199    $1,193,420
Ratios to average net assets:
   Expenses (b)................................       0.86%(c)        0.87%        0.97%        1.01%        0.99%         0.99%
   Net investment income.......................       0.29%(c)        0.61%        1.56%        4.55%        5.02%         4.19%
   Management and administration fees waived...       0.00%(c)        0.00%        0.00%        0.00%        0.01%         0.00%
   Expenses paid indirectly....................       0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%


(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
5. Financial Highlights (Continued)

                                                                                   Money Market Portfolio
Class B shares                                  Six Months Ended                    Year Ended August 31,
--------------                                 February 29, 2004  -------------------------------------------------------------
                                                 (Unaudited)         2003         2002         2001         2000         1999
                                                 -----------      ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $   1.00        $   1.00     $   1.00     $   1.00     $  1.00      $   1.00
                                                  ---------       ---------    ---------    ---------    ---------    ---------
Income from investment operations:
   Net investment income.......................       0.003           0.009        0.018        0.049        0.054        0.046
Less distributions:
   Dividends from net investment income........   (   0.003)      (   0.009)   (   0.018)   (   0.049)   (   0.054)   (   0.046)
                                                   --------        --------     --------     --------     --------     --------
Net asset value, end of period.................   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                  =========       =========    =========    =========    =========    =========
Total Return...................................       0.27%(a)        0.92%        1.80%        5.01%        5.58%        4.67%
Ratios/Supplemental Data
Net assets, end of period (000)................   $ 677,778       $ 858,944    $ 838,064    $ 811,173    $ 351,335    $ 297,248
Ratios to average net assets:
   Expenses (b)................................       0.61%(c)        0.58%        0.61%        0.61%        0.60%        0.64%
   Net investment income.......................       0.54%(c)        0.92%        1.78%        4.71%        5.58%        4.55%
   Management and administration fees waived...       0.00%(c)        0.00%        0.00%        0.00%        0.01%        0.00%
   Expenses paid indirectly....................       0.00%(c)        0.00%        0.00%        0.00%        0.00%        0.00%


(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
5. Financial Highlights (Continued)

                                                                                 Money Market Portfolio
                                                      ------------------------------------------------------------------------
                                                       Six Months Ended                                  August 5, 2002
First Southwest shares                                February 29, 2004         Year Ended        (Commencement of Offering)to
----------------------                                   (Unaudited)         August 31, 2003             August 31,2002
                                                          ---------          ---------------             --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...............      $   1.00               $   1.00                $   1.00
                                                         ---------              ---------               ---------
Income from investment operations:
   Net investment income...........................          0.001                  0.005                   0.001
Less distributions:
   Dividends from net investment income............      (   0.001)             (   0.005)              (   0.001)
                                                          --------               --------                --------
Net asset value, end of period.....................      $   1.00               $   1.00                $   1.00
                                                         =========              =========               =========
Total Return.......................................          0.08%(a)               0.50%                   0.07%(a)
Ratios/Supplemental Data
Net assets, end of period (000)....................      $ 142,178              $ 130,429               $ 127,082
Ratios to average net assets:
   Expenses (net of fees waived) (b)...............          1.00%(c)               0.99%                   0.99%(c)
   Net investment income...........................          0.15%(c)               0.51%                   0.93%(c)
   Distribution fees waived........................          0.06%(c)               0.06%                   0.06%(c)
   Expenses paid indirectly........................          0.00%(c)               0.00%                   0.00%(c)

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

                                                                                 U.S. Government Portfolio
Class A shares                                  Six Months Ended                    Year Ended August 31,
--------------                                 February 29, 2004  -------------------------------------------------------------
                                                 (Unaudited)         2003         2002         2001         2000         1999
                                                 -----------      ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $   1.00        $   1.00     $   1.00     $   1.00     $  1.00      $  1.00
                                                  ---------       ---------    ---------    ---------    ---------    ---------
Income from investment operations:
   Net investment income.......................       0.001           0.006        0.014        0.044       0.048        0.040
Less distributions:
   Dividends from net investment income........   (   0.001)      (   0.006)   (   0.014)   (   0.044)   (  0.048)    (  0.040)
                                                   --------        --------     --------     --------     --------     --------
Net asset value, end of period.................   $   1.00        $   1.00     $   1.00     $   1.00     $  1.00      $  1.00
                                                  =========       =========    =========    =========    =========    =========
Total Return...................................       0.12%(a)        0.64%        1.39%        4.54%       4.95%        4.10%
Ratios/Supplemental Data
Net assets, end of period (000)................   $ 212,171       $ 236,931    $ 241,906    $ 484,681    $491,022     $723,952
Ratios to average net assets:
  Expenses (b).................................       0.84%(c)        0.79%        0.89%        0.93%       0.94%        0.89%
  Net investment income........................       0.24%(c)        0.64%        1.46%        4.42%       4.77%        4.03%
  Expenses paid indirectly.....................       0.00%(c)        0.00%        0.00%        0.00%       0.00%        0.00%

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
5. Financial Highlights (Continued)

                                                                                 U.S. Government Portfolio
Class B shares                                  Six Months Ended                    Year Ended August 31,
--------------                                 February 29, 2004  -------------------------------------------------------------
                                                 (Unaudited)         2003         2002         2001         2000         1999
                                                 -----------      ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                  ---------       ---------     --------    ---------    ---------    ---------
Income from investment operations:
   Net investment income.......................       0.002           0.008        0.017        0.048        0.052        0.043
Less distributions:
   Dividends from net investment income........   (   0.002)      (   0.008)   (   0.017)   (   0.048)   (   0.052)   (   0.043)
                                                   --------        --------     --------     --------     --------     --------
Net asset value, end of period.................   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                  =========       =========    =========    =========    =========    =========
Total Return...................................       0.24%(a)        0.84%        1.69%        4.91%        5.32%        4.44%
Ratios/Supplemental Data
Net assets, end of period (000)................   $ 316,630       $ 331,130    $ 400,833    $ 216,573    $ 135,862    $ 117,996
Ratios to average net assets:
   Expenses (b)................................       0.60%(c)        0.59%        0.58%        0.58%        0.58%        0.56%
   Net investment income.......................       0.48%(c)        0.84%        1.61%        4.77%        5.23%        4.32%
   Expenses paid indirectly....................       0.00%(c)        0.00%        0.00%        0.00%        0.00%        0.00%



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                         February 29, 2004+

------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
                                                                                        Number of Portfolios       Other
                           Position(s)    Term of Office    Principal Occupation(s)              in            Directorships
                            Held with     and Length of           During Past               Fund Complex          held by
  Name, Address1,             Fund         Time Served              5 Years             Overseen by Director     Director
      and Age                                                                                or Officer
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Disinterested Directors:
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Dr. W. Giles Mellon,        Director           1980       Professor Emeritus of         Director/Trustee of         N/A
Age 72                                                    Business Administration in    nine other portfolios
                                                          the Graduate School of
                                                          Management, Rutgers
                                                          University with which he
                                                          has been associated with
                                                          since 1966.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Robert Straniere, Esq.,     Director           1983       Owner, Straniere Law Firm     Director/Trustee of      WPG Funds
Age 62                                                    since 1980, NYS Assemblyman   nine other portfolios       Group
                                                          since 1981 and counsel at
                                                          Fisher, Fisher & Berger
                                                          since 1995.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Dr. Yung Wong,              Director           1980       Managing Director of Abacus   Director/Trustee of         N/A
Age 65                                                    Associates, an investment     nine other portfolios
                                                          firm, since 1996.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.
1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================

                                            Directors and Officers Information (continued)
                                                           February 29, 2004+

------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
                                                                                        Number of Portfolios       Other
                           Position(s)    Term of Office    Principal Occupation(s)              in            Directorships
                            Held with     and Length of           During Past               Fund Complex          held by
  Name, Address1,             Fund         Time Served              5 Years             Overseen by Director     Director
      and Age                                                                                or Officer
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Interested Directors/Officers:
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Steven W. Duff,           President and        1994       Manager and President of      Director/Trustee            N/A
Age 50                      Director2                     Reich & Tang Asset            and/or Officer of
                                                          Management, LLC ("RTAM,       fourteen other
                                                          LLC"), a registered           portfolios
                                                          Investment Advisor.
                                                          Associated with RTAM, LLC
                                                          since 1994.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Richard De Sanctis,       Treasurer and        1994       Executive Vice President,     Officer of fourteen         N/A
Age 47                      Assistant                     CFO of RTAM, LLC.             other portfolios
                            Secretary                     Associated with RTAM,
                                                          LLC since 1990.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Molly Flewharty,          Vice President       1995       Senior Vice President of      Officer of fourteen         N/A
Age 53                                                    RTAM, LLC.  Associated with   other portfolios
                                                          RTAM, LLC since 1977.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Rosanne Holtzer,            Secretary          1998       Senior Vice President of      Officer of fourteen         N/A
Age 39                         and                        RTAM, LLC.  Associated with   other portfolios
                            Assistant                     RTAM, LLC since 1986.
                            Treasurer
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------
Dana E. Messina,          Vice President       1995       Executive Vice President of   Officer of eleven           N/A
Age 47                                                    RTAM, LLC.  Associated with   other portfolios
                                                          RTAM, LLC since 1980.
------------------------ --------------- ---------------- ---------------------------- ---------------------- ---------------


+ The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM
INCOME
FUND, INC.

                               Semi-Annual Report
                                February 29, 2004
                                   (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020
STIF2/04S
--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    RESERVED

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 10:   EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Short Term Income Fund, Inc.;

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date April 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President
Date April 30, 2004
By (Signature and Title)* /s/ Richard DeSanctis
                              Richard DeSanctis, Treasurer
Date April 30, 2004

* Print the name and title of each signing officer under his or her signature.